Nature of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Nov. 24, 2020	Dec. 31, 2020	Dec. 31, 2019
Units issued		1,000	1,000
Units outstanding		1,000	1,000
Sale of stock, amount	$ 500,000,000
Debt instrument, description	The Public Demand Notes (including the Public Demand Notes purchased with reinvested interest) will accrue a floating rate of interest (the "Floating Rate") at a rate per annum equal to the Average Savings Account Rate as posted by the Federal Deposit Insurance Corporation ("FDIC") plus 2.00%, reset quarterly on January 1, April 1, July 1, and October 1 of each year based on the Average Savings Account Rate posted by the FDIC on December 15, March 15, June 15, and September 15, respectively, of the prior month. "Average Savings Account Rate" means the "National Rate" for non-jumbo saving account products, which is a simple average of rates paid by United States depository institutions as calculated by the FDIC.
Federal Deposit Insurance Corporation limit		$ 862,769
Cash equivalents
Impairment on definite-lived intangible asset		$ 157,143
Capitalized Software [Member]
Property plant and equipment useful life		3 years
Impairment on definite-lived intangible asset		$ 157,143
Investors [Member]
Debt instrument, description		Lock-up. If an investor agrees to waive the right to demand repayment by the Company of the Notes for 12, 18 or 24 months, the Company will pay an Interest Rate Premium during such 12, 18, or 24 month period on such Notes of 1.00%, 1.50%, and 2.00%, respectively.
Investors [Member] | Selling Agreement [Member]
Debt instrument, description		Clients of RIAs. If an investor invests in the Notes as a client of a Registered Investment Advisor with whom the Company has a selling agreement, the Company will pay an Interest Rate Premium of 1.00% per year from the date of the direct investment by the investor until the date the selling agreement is no longer effective. For purposes of determining the term of this offer, reinvested interest shall not be considered a direct investment by an investor.
Minimum [Member]
Percentage of outstanding principal in available cash reserves		5.00%
Maximum [Member]
Percentage of outstanding principal in available cash reserves		10.00%
Impairment on definite-lived intangible asset		$ 157,143
Notes One [Member] | Minimum [Member]
Debt instrument, interest rate		0.10%
Debt instrument, face amount		$ 10,000
Notes Two [Member] | Minimum [Member]
Debt instrument, interest rate		0.25%
Debt instrument, face amount		$ 25,000
Notes Three [Member] | Minimum [Member]
Debt instrument, interest rate		0.50%
Debt instrument, face amount		$ 50,000
Notes Four [Member] | Minimum [Member]
Debt instrument, interest rate		1.00%
Debt instrument, face amount		$ 100,000
Private Placement Secured Demand Notes [Member]
Debt instrument, interest rate		2.00%
Debt instrument, description		The private placement secured demand notes accrue interest at the rate of 2.00% per annum, based on a 365-day year, compounded daily; provided, however, that if an investor agrees to forego the right to make a demand for payment during the first year after issuance, the interest rate for that year will be 3.00%, and then will revert to the standard 2.00% for following periods. The interest rate may be increased, and subsequently decreased, in the Company's discretion, provided it does not drop below 2.00% (or 3.00% for the first year as applicable).
Private Placement Secured Demand Notes [Member] | Maximum [Member]
Notes payable		$ 500,000,000
Vault Holding, LLC [Member]
Loans payable		$ 1,214,032
Debt instrument, interest rate		10.00%